Summary of RSU and PSU Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period	353,244
Granted	307,752
Shares vested	0	0
Forfeited	(3,145)
Outstanding at ending of period	657,851	353,244
Weighted Average Fair Value
Outstanding at beginning of period	$ 33.04
Granted	$ 39.43
Forfeited	$ 31.49
Outstanding at end of period	$ 39.54	$ 33.04
Weighted Average Remaining Contractual Life
Outstanding at end of period	2 years 5 months 27 days	2 years 4 months 6 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period	846,459
Granted	27,818
Shares vested	(25,000)
Forfeited	(35,941)
Outstanding at ending of period	813,336	846,459
Weighted Average Fair Value
Outstanding at beginning of period	$ 27.05
Granted	$ 47.03
Shares vested	$ 20.32
Forfeited	$ 26.86
Outstanding at end of period	$ 27.81	$ 27.05
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 7 months 6 days	1 year 9 months 7 days